Significant accounting policies - Schedule of Financial Statements of Subsidiaries (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Statements of Subsidiaries [Line Items]
Percentage of NCI (%)	16.00%
Aqua Merger Sub
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		The Cayman Islands
Principal place of Business		The Cayman Islands
Percentage of Ownership (%)			100.00%
Percentage of NCI (%)			0.00%
Lifezone Holdings Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		Isle of Man
Principal place of Business		United Kingdom
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Lifezone Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		Isle of Man
Principal place of Business		United Kingdom
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Lifezone US Holdings Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		United Kingdom
Principal place of Business		United Kingdom
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Lifezone Holdings US, LLC
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		United State of America
Principal place of Business		United State of America
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Lifezone Services US, LLC
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Service company
Country of incorporation		United State of America
Principal place of Business		United State of America
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Lifezone Recycling US, LLC
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Recycling
Country of incorporation		United State of America
Principal place of Business		United State of America
Percentage of Ownership (%)		94.00%	100.00%
Percentage of NCI (%)		6.00%	0.00%
LZ Services Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Service company
Country of incorporation		United Kingdom
Principal place of Business		United Kingdom
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Kabanga Holdings Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		The Cayman Islands
Principal place of Business		The Cayman Islands
Percentage of Ownership (%)		83.00%	83.00%
Percentage of NCI (%)		17.00%	17.00%
Kabanga Nickel Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		Tanzania
Principal place of Business		Tanzania
Percentage of Ownership (%)		83.00%	83.00%
Percentage of NCI (%)		17.00%	17.00%
Kabanga Nickel Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		United Kingdom
Principal place of Business		United Kingdom
Percentage of Ownership (%)		83.00%	83.00%
Percentage of NCI (%)		17.00%	17.00%
Kagera Mining Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Mining
Country of incorporation		Tanzania
Principal place of Business		Tanzania
Percentage of Ownership (%)		83.00%	83.00%
Percentage of NCI (%)		17.00%	17.00%
Lifezone Asia-Pacific Pty Ltd
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Service company
Country of incorporation		Australia
Principal place of Business		Australia
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
The Simulus Group Pty Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		Australia
Principal place of Business		Australia
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Simulus Pty Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Laboratory and engineering
Country of incorporation		Australia
Principal place of Business		Australia
Percentage of Ownership (%)		100.00%	100.00%
Percentage of NCI (%)		0.00%	0.00%
Romanex International Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Holding company
Country of incorporation		Canada
Principal place of Business		Canada
Percentage of Ownership (%)		83.00%	83.00%
Percentage of NCI (%)		17.00%	17.00%
Tembo Nickel Corporation Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Mining
Country of incorporation		Tanzania
Principal place of Business		Tanzania
Percentage of Ownership (%)		69.70%	69.70%
Percentage of NCI (%)		30.30%	30.30%
Tembo Nickel Mining Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Mining
Country of incorporation		Tanzania
Principal place of Business		Tanzania
Percentage of Ownership (%)		69.70%	69.70%
Percentage of NCI (%)		30.30%	30.30%
Tembo Nickel Refining Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities		Refining
Country of incorporation		Tanzania
Principal place of Business		Tanzania
Percentage of Ownership (%)		69.70%	69.70%
Percentage of NCI (%)		30.30%	30.30%